Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation

The unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information. Accordingly, they do not contain all information and notes required by US GAAP for annual financial statements. In the opinion of management, these unaudited condensed consolidated interim financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair statement of the Company's consolidated financial position as of June 30, 2020, the consolidated results of operations, changes in shareholders' equity for the three and six-month periods ended June 30, 2020 and cash flows for the six-month periods ended June 30, 2020 and 2019.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company's annual financial statements for the year ended December 31, 2019, as filed in the 20-F on April 1, 2020. The condensed consolidated balance sheet data as of December 31, 2019 included in these unaudited condensed consolidated financial statements was derived from the audited financial statements for the year ended December 31, 2019 but does not include all disclosures required by US GAAP for annual financial statements.

The results for the six-month period ended June 30, 2020 are not necessarily indicative of the results expected for the year ending December 31, 2020.

b.	Principles of consolidation

The consolidated financial statements include the accounts of CollPlant Biotechnologies and its Subsidiary. Intercompany balances and transactions have been eliminated upon consolidation.

c.	Loss per share

Basic loss per share is computed on the basis of the net loss, adjusted to recognize the effect of a down-round feature when it is triggered, for the period divided by the weighted average number of ordinary shares and prepaid warrants outstanding during the period. Diluted loss per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding stock options and warrants, which are included under the treasury stock method when dilutive. The calculation of diluted loss per share does not include options and warrants exercisable into 3,994,056 shares and 2,433,957 shares for the six and three months periods ended June 30, 2020 and 2019, respectively, because the effect would be anti-dilutive.

d.	Newly issued and recently adopted accounting pronouncements:

In June 2016, the Financial Accounting Standards Board issued an Accounting Standards Update that supersedes the existing impairment model for most financial assets to a current expected credit loss model. The new guidance requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. The Company adopted this guidance effective January 1, 2020, with no material impact on its consolidated financial statements

e.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into six broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The financial instruments which are measures at fair value are categorized as Level 3.

The carrying amount of the cash and cash equivalents, other receivable and accrued expenses and other liabilities approximates their fair value.